Vessels, net and assets held for sale - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 17, 2018	May 04, 2018	Sep. 11, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Property Plant And Equipment
Above market acquired charters acquisition				$ 10,041
Vessel improvement costs capitalized				75,327
Assets held for sale					$ 29,027
Paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems				3,090	0
Impairment of vessel				$ 28,805	3,282		$ 0
M/T Aristotelis
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement						$ 29,400
Date of vessel sale						Apr. 25, 2018
Inventories					165
Assets held for sale					29,027
Gross Daily Hire Rate				$13.8
Commencement of Charter				01/2017
Time Charter Years				1.0
Classification as asset held for sale					28,862
Impairment of vessel					3,282
M/T Amore Mio II
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement			$ 11,150
Date of vessel sale			Oct. 15, 2018
M/T Anikitos
Property Plant And Equipment
Cash consideration for acquisition of vessel		$ 15,875
Fair value of vessels acquired		31,004
Above market acquired charters acquisition		496
Contracted price		31,500
Fair value of the loan assumed		$ 15,625
Gross Daily Hire Rate		15.3
Time Charter Years		Thirty months, with the option to terminate 30 days earlier
Termination of charter		July 2020
Charterer Name		Petroleo Brasileiro S.A. 'Petrobras'
M/T Aristaios
Property Plant And Equipment
Cash consideration for acquisition of vessel	$ 24,167
Fair value of vessels acquired	42,955
Above market acquired charters acquisition	9,545
Contracted price	52,500
Fair value of the loan assumed	$ 28,333
Gross Daily Hire Rate	26.4
Time Charter Years	Five years, with the option to terminate 45 days earlier
Termination of charter	January 2022
Charterer Name	Tesoro Far East Maritime Company 'Tesoro'
Vessels' Improvements
Property Plant And Equipment
Vessel improvement costs capitalized				$ 1,368	$ 967